Accounting Changes and Error Corrections	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Prior Year Restatement	Correction of Immaterial Errors
During the current year, management identified immaterial errors which resulted in the revision of the Company's comparative financial statements, as further described below:
Foreign exchange gains and losses. During the second quarter of 2021, the Company identified an error regarding incorrect treatment of foreign exchange gains and losses arising as a result of currency matching issues within Aspen U.K.’s underwriting premiums receivable. The error resulted in previous foreign exchange revaluation and translation amounts, which should have been matched with an underwriting premium receivable payment being carried over, and were incorrectly included in Aspen U.K.’s underwriting premiums receivable, thereby overstating the related asset value. As a result underwriting premiums receivable, retained earnings and accumulated other comprehensive income were corrected downward by $89.7 million, $2.1 million and $87.6 million, respectively as at December 31, 2020.
Income tax expense. During the year, the Company identified an error regarding the completeness and accuracy of the information used in recognizing both current and deferred income taxes on Aspen U.K.’s branches and the associated application thereof in respect of local tax rules in the various jurisdiction. As a result, tax liability increased by $10.3 million, retained earnings were corrected downward by $16.0 million and accumulated other comprehensive income being corrected upward by $5.7 million, respectively as at and for the period December 31, 2020.
Net earned premium. During the year, the Company identified immaterial differences within gross written and re-insurance premium relating to prior year which have been corrected. As a result gross written premium and underwriting premium receivable were corrected downward by $5.1 million, retained earnings were corrected downward by $5.3 million and reinsurance premiums payables increased by $5.3 million, respectively as at December 31, 2020.
The Company has concluded that these errors are immaterial to the prior period financial statements of Aspen Holdings and correcting the income statement errors in the current period would likely materially misstate the current period financial statements. In accordance with U.S. GAAP, we have, therefore, corrected the errors in the comparatives of the 2021 financial statements of Aspen Holdings by adjusting 2020 and 2019 prior period information and adding disclosure of the errors.
The tables below sets out the impact of these corrections to the twelve months ended December 31, 2020 and 2019 relating to these immaterial errors:

	For the Twelve Months Ended December 31, 2020
	($ in millions)
	As Previously Reported	Corrections	As Currently Reported
CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME

Gross written premium	$3,703.6	$(5.1)	$3,698.5

Net realized and unrealized exchange gains/(losses)	(12.4)	(1.4)	(13.8)
Income tax expense	(8.6)	(9.8)	(18.4)
Net Loss	$(40.1)	$(16.3)	$(56.4)

	As at December 31, 2020
	($ in millions)
	As Previously Reported	Corrections	As Currently Reported
CONSOLIDATED BALANCE SHEET

Assets
Underwriting premium receivables	$1,279.8	$(94.8)	$1,185.0

Liabilities
Reinsurance premiums payables	$567.5	$5.3	$572.8
Income taxes payable	$3.7	$5.1	$8.8
Deferred tax liability	$—	$5.2	$5.2

Equity
Opening retained earnings	$1,514.6	$(12.2)	$1,502.4
Net (loss) for the year	$(40.1)	$(16.3)	$(56.4)

Accumulated Other Comprehensive Income
Cumulative foreign currency translation
Opening balance	$(80.2)	$(85.3)	$(165.5)
Changes for the period	$(9.6)	$(2.3)	$(11.9)

Unrealized appreciation/(depreciation) on investments, net of taxes
Changes for the period	$102.3	$5.7	$108.5

	As at December 31, 2020
	($ in millions)
	As Previously Reported	Corrections	As Currently Reported
CONSOLIDATED STATEMENTS OF CASH FLOWS

Cash flows from/(used in) operating activities:
Net (loss)	$(40.1)	$(16.3)	$(56.4)
Deferred tax (benefit)	$(5.7)	$4.7	$(1.0)
Net realized and unrealized investment foreign exchange (gains)	$(23.1)	$(2.2)	$(25.3)

Changes in:
Premiums receivable	$71.2	$8.7	$79.9
Income tax payable	$2.5	$5.1	$7.6
Net cash from (used in) operating activities	$(672.7)	$—	$(672.7)

	As at December 31, 2019
	($ in millions)
	As Previously Reported	Corrections	As Currently Reported
CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME

Net realized and unrealized exchange gains/(losses)	$(11.8)	$2.2	$(9.6)
Net (loss)	$(241.7)	$2.2	$(239.5)